Annual Total Returns - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2010 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Fidelity Managed Retirement 2010 Fund - Class K6
Bar Chart Table:
Annual Return 2020	9.80%
Annual Return 2021	4.03%
Annual Return 2022	(12.23%)